SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Average annual rate	1.06%	0.28%
Antidilutive Securities and Outstanding Options, RSUs and Warrants Excluded from Computation of Earings Per Share, Amount	153,191	26,686	64,312
employee stock options granted fair value	$ 8.99	$ 10.64	$ 8.55
Severance pay expenses	$ 3,907	$ 2,373	$ 3,078
Defined Contribution Plan, Description	All eligible employees may elect to contribute a portion of their annual compensation to the plan through salary deferrals, subject to the IRS limit of $20.5 during the years ended December 31, 2022 and 2021, plus a catch-up contribution of $6.5 for participants aged 50 or over. The Group matches 50% of employees’ contributions, up to a maximum of 6% of the employees’ annual pay.
Contributions by Employer	$ 531	431	386
Advertising Expenses	1,733	582	371
Other Receivables And Prepaid Expenses
Contract Costs	829	635
Grant
Research and development grants	$ 624	570	$ 388
Minimum [Member]
Estimated useful lives	4 years
Maximum [Member]
Estimated useful lives	10 years
SEC Schedule, 12-09, Reserve, Warranty
Valuation Allowances and Reserves, Balance	$ 212	187
Allowance For Sales Return
provision deducted from revenues	$ 2,704	$ 3,509